INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Income taxes benefit (expense) at statutory rate	34.00%	34.00%
State income tax, net of federal benefit	(5.94%)	(5.94%)
Permanent differences	0.00%	0.00%
Meals & entertainment	(0.07%)	(0.11%)
Share-based compensation Incentive Stock Options	(3.84%)	(3.59%)
Change in valuation allowance	(24.16%)	(24.36%)
Total	0.00%	0.00%